DEBT TO RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						6 Months Ended
	May 31, 2019	Jan. 31, 2019	Dec. 31, 2017	Mar. 31, 2017	Oct. 31, 2015	May 31, 2014	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Interest expense							$ 1,106	$ 1,087
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, principal							21,205		$ 22,097
Debt instrument, accrued interest							5,874		8,835
Loan from related party [Member]
Debt Instrument [Line Items]
Debt instrument, accrued interest							175		168
Interest expense							7	$ 40
Proceeds from related party debt				$ 2,000
Interest rate				7.00%
Principal outstanding							$ 200		$ 200
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement						26.00%
Debt conversion, price per share		$ 0.75				$ 1.50
Debt conversion, amount converted		$ 2,889
Debt conversion, shares issued		3,852,364
Convertible Note Payable [Member] | Majority Shareholder [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, price per share	$ 0.4
Debt conversion, option to convert	$ 2,000
Convertible Note Payable [Member] | Majority Shareholder [Member] | All other conversion rights for balance of debt [Member]
Debt Instrument [Line Items]
Debt conversion, price per share	$ 0.75
Debt conversion, option to convert	$ 2,600
Convertible Note Payable [Member] | Majority Shareholder [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate						2.00%
Convertible Note Payable [Member] | Majority Shareholder [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate						6.00%
Convertible Note Payable [Member] | Board of Directors [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Jan. 01, 2019		Jan. 01, 2018		Jun. 30, 2020
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 37,000
Debt conversion, price per share					$ 1.50
Convertible Note Payable [Member] | Minimum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt conversion, price per share					$ 0.75